UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

             MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
                              INVESTORS (TEDI) LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


MERCANTILE ABSOLUTE RETURN
FUND FOR TAX-EXEMPT/
DEFERRED INVESTORS (TEDI)
LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2006

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

Mercantile Absolute Return Fund For Tax-Exempt/Deferred Investors (TEDI) LLC (the "Fund") invests substantially all of its assets in Mercantile Absolute Return Master Fund LLC (the "Master Fund"). As of December 31, 2006, the Fund owned 4.53% of the Master Fund. The schedule of investments of the Master Fund is as follows:

INVESTMENT FUNDS*                                              COST         VALUE      % OF NET ASSETS
CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.          $ 1,500,000   $ 2,600,749              4.36%
    Blue Mountain Credit Alternatives Fund, L.P.             2,000,000     2,491,118              4.18
    Chatham Asset Partners High Yield Fund, L.P.             1,550,983     1,947,306              3.26
    GSO Special Situations Fund, L.P.                        1,500,000     1,729,927              2.90
                                                           -----------   -----------   ---------------
             Total Credit Based                              6,550,983     8,769,100             14.70
EVENT-DRIVEN
    Aspen Partners, L.P.                                       150,419       248,736              0.42
    Castlerigg Partners, L.P.                                2,000,000     2,108,885              3.53
    Cerberus Partners, L.P.                                  2,000,000     4,024,697              6.74
    Ecofin Special Situations Utilities Fund, L.P.           1,200,000     1,233,235              2.07
    Farallon Capital Offshore Investors, Inc.                2,800,000     4,671,235              7.83
    Icahn Partners, L.P.                                     1,700,000     1,771,767              2.97
    Montrica Global Opportunities, L.P.                      2,000,000     2,029,732              3.40
    Sopris Capital Partners, L.P.                            1,318,000     1,345,161              2.25
    Taconic Opportunity Fund, L.P.                           3,000,000     3,412,476              5.72
                                                           -----------   -----------   ---------------
             Total Event-Driven                             16,168,419    20,845,924             34.93
FIXED INCOME ARBITRAGE
    Brevan Howard, L.P.                                      1,750,000     2,104,767              3.53
    JB Diversified Fixed Income Hedge Fund (US Domicile)     1,001,563     1,009,036              1.69
                                                           -----------   -----------   ---------------
             Total Fixed Income Arbitrage                    2,751,563     3,113,803              5.22
HEDGED EQUITY
    32 Capital Fund, L.L.C.                                  1,000,000     1,178,365              1.97
    Ascend Partners Leveraged Fund, L.P.                     1,064,378     1,205,016              2.02
    GCM Little Arbor Institutional Partners, L.P.            1,000,000     1,035,087              1.74
    SCP Domestic Fund, L.P.                                  1,000,000     1,095,482              1.84
    Walker Smith Capital (QP), L.P.                          1,500,000     1,610,924              2.70
                                                           -----------   -----------   ---------------
             Total Hedged Equity                             5,564,378     6,124,874             10.27
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                1,100,627       724,222              1.21
    Elliott Associates, L.P.                                 2,000,000     3,346,275              5.61
    HBK Fund, L.P.                                           3,000,000     3,151,000              5.28
    Perry Partners, L.P.                                     2,000,000     3,081,948              5.16
                                                           -----------   -----------   ---------------
             Total Multi-Strategy                            8,100,627    10,303,445             17.26
                                                           -----------   -----------   ---------------
             Total Investments                             $39,135,970   $49,157,146             82.38%
                                                           ===========   ===========   ===============

* All investments are non-income producing.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
--------------------------------------------------------------------------------

As of December 31, 2006, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                               COST          VALUE
     British Virgin Islands - 7.83%        $  2,800,000   $  4,671,235
     Cayman Islands - 3.40%                   2,000,000      2,029,732
     United States - 71.15%                  34,335,970     42,456,179
                                           ------------   ------------
                                           $ 39,135,970   $ 49,157,146
                                           ============   ============

Percentages above are based on members' capital of $59,673,093. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,135,970. Net unrealized appreciation on investments for tax purposes was $10,021,176 consisting of $10,397,581 of gross unrealized appreciation and $376,405 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 82.38% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC

/s/ Kevin A. McCreadie
------------------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 27, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
------------------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 27, 2007


/s/ Michael D. Daniels
------------------------------------
Michael D. Daniels
Principal Financial Officer

Date: February 27, 2007